UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2021

Item 1. Reports to Stockholders

Semiannual report

Alternative / specialty mutual fund

Delaware Healthcare Fund

September 30, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Healthcare Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from April 1, 2021 to September 30, 2021 (Unaudited)

The Fund seeks maximum long-term capital growth through capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2021 to September 30, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from April 1, 2021 to September 30, 2021 (Unaudited)

Delaware Healthcare Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/21	9/30/21	Expense Ratio	4/1/21 to 9/30/21*
Actual Fund return†
Class A	$1,000.00	$1,011.60	1.23%	$6.20
Class C	1,000.00	1,007.40	1.98%	9.96
Class R	1,000.00	1,009.90	1.48%	7.46
Institutional Class	1,000.00	1,012.50	0.98%	4.94
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.23%	$6.23
Class C	1,000.00	1,015.14	1.98%	10.00
Class R	1,000.00	1,017.65	1.48%	7.49
Institutional Class	1,000.00	1,020.16	0.98%	4.96

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocations and top 10 equity holdings
Delaware Healthcare Fund	As of September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock◆	98.56%
Biotechnology	33.56%
Blue Chip Medical Products	41.29%
Healthcare Services	9.64%
Other	5.45%
Small- / Mid-Cap Medical Products	8.62%
Rights	0.00%
Short-Term Investments	1.74%
Total Value of Securities	100.30%
Liabilities Net of Receivables and Other Assets	(0.30%)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Biotechnology and Blue Chip Medical Products sector (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940 (1940 Act), as amended). The Biotechnology sector consisted of biotechnology and pharmaceuticals. As of September 30, 2021, such amounts, as a percentage of total net assets, were 26.97% and 6.59% respectively. The Blue Chip Medical Products sector consisted of biotechnology, healthcare-products, and pharmaceuticals. As of September 30, 2021 such amounts, as a percentage of total net assets, were 7.44%, 3.03%, and 30.82% respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Biotechnology and Blue Chip Medical Products sectors for financial reporting purposes may exceed 25%.

Security type / sector allocations and top 10 equity holdings
Delaware Healthcare Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Regeneron Pharmaceuticals	5.13%
Sanofi ADR	5.00%
Amgen	4.95%
Roche Holding	4.47%
UnitedHealth Group	4.42%
Eli Lilly & Co.	3.70%
Anthem	3.08%
Illumina	3.06%
Arena Pharmaceuticals	2.95%
Pfizer	2.45%

Schedule of investments
Delaware Healthcare Fund	September 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 98.56%◆
Biotechnology – 33.56%
ACADIA Pharmaceuticals †	160,000	$2,657,600
Alder Biopharmaceuticals =, †	75,000	66,000
Alkermes †	423,142	13,049,699
Allogene Therapeutics †	146,779	3,772,220
Alnylam Pharmaceuticals †	41,000	7,741,210
Amarin ADR †	190,000	969,000
AnaptysBio †	93,732	2,542,012
Arcus Biosciences †	461,200	16,082,044
Arena Pharmaceuticals †	525,000	31,263,750
Athenex †	70,000	210,700
BioMarin Pharmaceutical †	124,000	9,583,960
Cellectis ADR †	226,875	2,860,894
Clovis Oncology †	250,200	1,115,892
Coherus Biosciences †	430,000	6,910,100
Dynavax Technologies †	760,000	14,599,600
Epizyme †	203,200	1,040,384
Exact Sciences †	96,353	9,196,894
Forma Therapeutics Holdings †	92,786	2,151,707
Fortress Biotech †	100,000	322,000
Galmed Pharmaceuticals †	306,010	853,768
Incyte †	80,000	5,502,400
Intellia Therapeutics †	20,000	2,683,000
Intercept Pharmaceuticals †	27,000	400,950
Karyopharm Therapeutics †	380,000	2,211,600
Landos Biopharma †	147,182	2,148,857
MacroGenics †	420,000	8,794,800
Madrigal Pharmaceuticals †	28,500	2,274,015
MEI Pharma †	600,000	1,656,000
Mersana Therapeutics †	150,000	1,414,500
Mirati Therapeutics †	60,000	10,614,600
MorphoSys †	300,000	14,200,791
Mustang Bio †	120,000	322,800
Myriad Genetics †	135,000	4,359,150
Nektar Therapeutics †	256,385	4,604,675
Neurocrine Biosciences †	110,000	10,550,100
NextCure †	150,000	1,011,000
ProQR Therapeutics †	620,000	5,189,400
Provention Bio †	70,000	448,000
Puma Biotechnology †	61,255	429,398
Regeneron Pharmaceuticals †	90,000	54,466,200
REGENXBIO †	149,000	6,246,080

Schedule of investments
Delaware Healthcare Fund

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Biotechnology (continued)
Rigel Pharmaceuticals †	1,600,000	$5,808,000
Rocket Pharmaceuticals †	58,000	1,733,620
Sangamo Therapeutics †	400,000	3,604,000
Sarepta Therapeutics †	13,000	1,202,240
Seagen †	80,000	13,584,000
Sio Gene Therapies †	64,171	139,251
Surface Oncology †	350,000	2,649,500
Syndax Pharmaceuticals †	180,000	3,439,800
Theravance Biopharma †	208,783	1,544,994
Ultragenyx Pharmaceutical †	70,000	6,313,300
uniQure †	706,166	22,604,374
United Therapeutics †	80,000	14,766,400
Vascular Biogenics †	200,000	410,000
Vertex Pharmaceuticals †	25,000	4,534,750
Viking Therapeutics †	330,100	2,073,028
Voyager Therapeutics †	5,700	14,991
WaVe Life Sciences †	81,955	401,579
Xencor †	129,191	4,219,378
XOMA †	3,466	85,784
Yumanity Therapeutics =, †	750,000	0
Yumanity Therapeutics †	37,500	387,000
		356,033,739
Blue Chip Medical Products – 41.29%
AbbVie	226,559	24,438,919
Amgen	246,964	52,516,895
AstraZeneca	131,243	15,817,110
Biogen †	45,000	12,734,550
Boston Scientific †	380,000	16,488,200
Bristol-Myers Squibb	180,000	10,650,600
Chugai Pharmaceutical	700,000	25,615,725
Eli Lilly & Co.	170,000	39,278,500
Gilead Sciences	195,000	13,620,750
GlaxoSmithKline	309,250	5,836,528
GlaxoSmithKline ADR	309,300	11,818,353
Johnson & Johnson	100,000	16,150,000
Merck & Co.	295,000	22,157,450
Organon & Co.	29,500	967,305
Pfizer	604,600	26,003,846
Roche Holding	130,000	47,446,096
Sanofi	200,000	19,252,810
Sanofi ADR	1,100,000	53,031,000

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Blue Chip Medical Products (continued)
Stryker	15,000	$3,955,800
UCB	76,000	8,510,274
Zimmer Biomet Holdings	80,000	11,708,800
		437,999,511
Healthcare Services – 9.64%
Anthem	87,500	32,620,000
Change Healthcare †	25,532	534,640
CVS Health	180,000	15,274,800
Quest Diagnostics	48,000	6,974,880
UnitedHealth Group	120,000	46,888,800
		102,293,120
Other – 5.45%
Cia de Minas Buenaventura ADR †	66,353	448,546
Compugen †	690,000	4,119,300
Fannie Mae †	1,300,000	1,092,000
Federal Home Loan Mortgage †	1,050,000	861,000
Micron Technology	310,000	22,003,800
SK Telecom ADR	700,000	21,070,000
Sohu.com ADR †	390,722	8,142,647
		57,737,293
Small- / Mid-Cap Medical Products – 8.62%
Aerie Pharmaceuticals †	5,100	58,140
Halozyme Therapeutics †	230,000	9,356,400
Illumina †	80,000	32,448,800
InnoCare Pharma 144A #, †	17,000	45,531
Inspire Medical Systems †	30,000	6,986,400
Intra-Cellular Therapies †	450,000	16,776,000
Perrigo	210,000	9,939,300
Viatris	1,170,018	15,853,744
		91,464,315
Total Common Stock (cost $768,115,718)		1,045,527,978

Rights – 0.00%
Ambit Bioscience =, †	76,500	0
Total Rights (cost $0)		0

Schedule of investments
Delaware Healthcare Fund

	Number of
	shares	Value (US $)
Short-Term Investments – 1.74%
Money Market Mutual Funds – 1.74%
BlackRock FedFund – Institutional Shares (seven-day effective
yield 0.03%)	4,622,440	$4,622,440
Fidelity Investments Money Market Government Portfolio – Class I
(seven-day effective yield 0.01%)	4,622,440	4,622,440
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.03%)	4,622,440	4,622,440
Morgan Stanley Government Portfolio – Institutional Share Class
(seven-day effective yield 0.03%)	4,622,440	4,622,440
Total Short-Term Investments (cost $18,489,760)		18,489,760
Total Value of Securities–100.30%
(cost $786,605,478)		$1,064,017,738

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2021, the aggregate value of Rule 144A securities was $45,531, which represents 0.00% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Healthcare Fund	September 30, 2021 (Unaudited)

Assets:
Investments, at value*	$1,064,017,738
Foreign currencies, at valueΔ	132
Receivable for fund shares sold	1,591,623
Foreign tax reclaims receivable	1,335,224
Dividends receivable	583,379
Total Assets	1,067,528,096
Liabilities:
Due to custodian	11,537
Payable for fund shares redeemed	5,364,035
Investment management fees payable to affiliates	739,290
Other accrued expenses	189,963
Dividend disbursing and transfer agent fees and expenses payable to affiliates	172,436
Distribution fees payable to affiliates	156,282
Audit and tax fees payable	16,515
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	7,725
Accounting and administration expenses payable to affiliates	3,548
Trustees’ fees and expenses payable to affiliates	1,985
Reports and statements to shareholders expenses payable to affiliates	1,769
Legal fees payable to affiliates	1,617
Total Liabilities	6,666,702
Total Net Assets	$1,060,861,394

Net Assets Consist of:
Paid-in capital	$736,926,400
Total distributable earnings (loss)	323,934,994
Total Net Assets	$1,060,861,394

Statement of assets and liabilities
Delaware Healthcare Fund

Net Asset Value

Class A:
Net assets	$328,846,215
Shares of beneficial interest outstanding, unlimited authorization, no par	11,732,363
Net asset value per share	$28.03
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$29.74

Class C:
Net assets	$98,303,841
Shares of beneficial interest outstanding, unlimited authorization, no par	3,773,288
Net asset value per share	$26.05

Class R:
Net assets	$4,270,622
Shares of beneficial interest outstanding, unlimited authorization, no par	155,117
Net asset value per share	$27.53

Institutional Class:
Net assets	$629,440,716
Shares of beneficial interest outstanding, unlimited authorization, no par	22,257,660
Net asset value per share	$28.28
____________________
*Investments, at cost	$786,605,478
ΔForeign currencies, at cost	135

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Healthcare Fund	Six months ended September 30, 2021 (Unaudited)

Investment Income:
Dividends	$9,235,859
Foreign tax withheld	(690,366)
8,545,493

Expenses:
Management fees	4,642,366
Distribution expenses — Class A	433,566
Distribution expenses — Class C	548,708
Distribution expenses — Class R	11,408
Dividend disbursing and transfer agent fees and expenses	566,653
Accounting and administration expenses	111,800
Reports and statements to shareholders expenses	69,083
Custodian fees	56,035
Registration fees	36,532
Legal fees	23,608
Audit and tax fees	16,917
Trustees’ fees and expenses	15,941
Other	20,916
6,553,533
Less expenses paid indirectly	(179)
Total operating expenses	6,553,354
Net Investment Income	1,992,139
Net Realized and Unrealized Gain (Loss):
Net realized gain on: (loss) on:
Investments	48,362,298
Foreign currencies	67,544
Foreign currency exchange contracts	(73,190)
Net realized gain	48,356,652

Net change in unrealized appreciation (depreciation) of:
Investments	(34,877,237)
Foreign currencies	7,433
Net change in unrealized appreciation (depreciation)	(34,869,804)
Net Realized and Unrealized Gain	13,486,848
Net Increase in Net Assets Resulting from Operations	$15,478,987

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Healthcare Fund

	Six months
	ended
	9/30/21	Year ended
	(Unaudited)	3/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,992,139	$2,192,880
Net realized gain	48,356,652	41,522,314
Net change in unrealized appreciation (depreciation)	(34,869,804)	227,055,458
Net increase in net assets resulting from operations	15,478,987	270,770,652

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(18,672,006)
Class C	—	(6,749,762)
Class R	—	(251,007)
Institutional Class	—	(41,992,451)
	—	(67,665,226)

Capital Share Transactions:
Proceeds from shares sold:
Class A	18,699,943	69,442,617
Class C	2,207,783	21,953,241
Class R	445,375	1,265,503
Institutional Class	53,561,698	287,315,606

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	482	18,050,063
Class C	—	6,636,552
Class R	—	249,130
Institutional Class	—	38,712,295
	74,915,281	443,625,007

	Six months
	ended
	9/30/21	Year ended
	(Unaudited)	3/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(38,772,897)	$(75,426,756)
Class C	(17,114,455)	(37,378,394)
Class R	(1,113,032)	(2,942,339)
Institutional Class	(118,773,339)	(280,391,146)
	(175,773,723)	(396,138,635)
Increase (decrease) in net assets derived from capital share
transactions	(100,858,442)	47,486,372
Net Increase (Decrease) in Net Assets	(85,379,455)	250,591,798

Net Assets:
Beginning of period	1,146,240,849	895,649,051
End of period	$1,060,861,394	$1,146,240,849

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Portfolio turnover is less than 1%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$27.71	$22.75	$24.63	$22.63	$19.19	$18.46

0.04	0.03	0.03	(0.03)	0.04	0.16
0.28	6.49	0.11	2.44	4.08	1.97
0.32	6.52	0.14	2.41	4.12	2.13

—	(0.06)	—	(0.15)	(0.68)	(0.18)
—	(1.50)	(2.02)	(0.26)	—	(1.22)
—	(1.56)	(2.02)	(0.41)	(0.68)	(1.40)

$28.03	$27.71	$22.75	$24.63	$22.63	$19.19

1.16%	28.55%	(0.27% )	10.74%	21.56%	12.30%

$328,846	$344,531	$272,911	$319,993	$212,838	$154,687
1.23%	1.23%	1.27%	1.28%	1.31%	1.38%
0.27%	0.11%	0.13%	(0.10% )	0.18%	0.84%
—% [5]	22%	24%	33%	28%	29%

Financial highlights
Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Portfolio turnover is less than 1%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$25.86	$21.42	$23.47	$21.61	$18.36	$17.72

(0.06)	(0.17)	(0.15)	(0.20)	(0.12)	0.02
0.25	6.11	0.12	2.33	3.90	1.88
0.19	5.94	(0.03)	2.13	3.78	1.90

—	—	—	(0.01)	(0.53)	(0.04)
—	(1.50)	(2.02)	(0.26)	—	(1.22)
—	(1.50)	(2.02)	(0.27)	(0.53)	(1.26)

$26.05	$25.86	$21.42	$23.47	$21.61	$18.36

0.74%	27.62%	(1.02% )	9.91%	20.67%	11.45%

$98,304	$112,012	$99,376	$115,843	$76,033	$57,814
1.98%	1.98%	2.02%	2.03%	2.06%	2.13%
(0.48% )	(0.64% )	(0.62% )	(0.85% )	(0.57% )	0.09%
—% [5]	22%	24%	33%	28%	29%

Financial highlights
Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment income (loss) to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover is less than 1%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$27.26	$22.40	$24.34	$22.37	$18.98	$18.27

— [3]	(0.04)	(0.03)	(0.08)	(0.02)	0.11
0.27	6.40	0.11	2.40	4.04	1.95
0.27	6.36	0.08	2.32	4.02	2.06

—	—	—	(0.09)	(0.63)	(0.13)
—	(1.50)	(2.02)	(0.26)	—	(1.22)
—	(1.50)	(2.02)	(0.35)	(0.63)	(1.35)

$27.53	$27.26	$22.40	$24.34	$22.37	$18.98

0.99%	28.30%	(0.52% )	10.44%	21.26%	12.03%

$4,270	$4,867	$5,269	$7,080	$5,683	$5,169
1.48%	1.48%	1.52%	1.53%	1.56%	1.63%
0.02%	(0.14% )	(0.12% )	(0.35% )	(0.07% )	0.59%
—% [6]	22%	24%	33%	28%	29%

Financial highlights
Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income from investment operations:
Net investment income[2]
Net realized and unrealized gain
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[5]	Portfolio turnover is less than 1%.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$27.93	$22.91	$24.75	$22.74	$19.28	$18.53

0.08	0.10	0.09	0.04	0.09	0.21
0.27	6.55	0.12	2.43	4.10	1.98
0.35	6.65	0.21	2.47	4.19	2.19

—	(0.13)	(0.03)	(0.20)	(0.73)	(0.22)
—	(1.50)	(2.02)	(0.26)	—	(1.22)
—	(1.63)	(2.05)	(0.46)	(0.73)	(1.44)

$28.28	$27.93	$22.91	$24.75	$22.74	$19.28

1.25%	28.91%	(0.01% )	10.98%	21.84%	12.53%

$629,441	$684,831	$518,093	$585,911	$282,585	$137,621
0.98%	0.98%	1.02%	1.03%	1.06%	1.13%
0.52%	0.36%	0.38%	0.14%	0.43%	1.09%
—% [5]	22%	24%	33%	28%	29%

Notes to financial statements
Delaware Healthcare Fund	September 30, 2021 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 12 series. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies are valued at their published net asset value (NAV). Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2021 and for all open tax years (years ended March 31, 2018–March 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended September 30, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such fund on the basis of average net assets. Management fees and certain other

Notes to financial statements
Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended September 30, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2021, the Fund earned $179 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.85% on the first $500 million of average daily net assets of the Fund, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total

Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2021, the Fund was charged $21,870 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2021, the Fund was charged $48,078 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional class shares do not pay 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended September 30, 2021, the Fund was charged $16,539 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2021, DDLP earned $37,938 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2021, DDLP received gross CDSC commissions of $1,720 and $4,302 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Notes to financial statements
Delaware Healthcare Fund

3. Investments

For the six months ended September 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$5,455,273
Sales	136,464,086

At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$786,605,478
Aggregate unrealized appreciation of investments	$362,719,979
Aggregate unrealized depreciation of investments	(85,307,719)
Net unrealized appreciation of investments	$277,412,260

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$908,737,113	$136,724,865	$66,000	$1,045,527,978
Rights	—	—	—	—
Short-Term Investments	18,489,760	—	—	18,489,760
Total Value of Securities	$927,226,873	$136,724,865	$66,000	$1,064,017,738

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the six months ended September 30, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	9/30/21	3/31/21
Shares sold:
Class A	656,323	2,507,628
Class C	83,140	861,818
Class R	15,900	46,355
Institutional Class	1,857,600	10,544,285

Notes to financial statements
Delaware Healthcare Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	9/30/21	3/31/21
Shares issued upon reinvestment of dividends and distributions:
Class A	17	643,955
Class C	—	253,207
Class R	—	9,033
Institutional Class	—	1,371,804
	2,612,980	16,238,085

Shares redeemed:
Class A	(1,356,167)	(2,717,239)
Class C	(642,101)	(1,423,056)
Class R	(39,348)	(112,004)
Institutional Class	(4,123,475)	(10,008,677)
	(6,161,091)	(14,260,976)
Net increase (decrease)	(3,548,111)	1,977,109

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended September 30, 2021 and year ended March 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class
	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
9/30/21	25,800	9,484	377	8,926	25,873	$1,005,995
Year ended
3/31/21	30,727	36,941	—	25,288	39,764	1,878,288

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of September 30, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at September 30, 2021.

During the six months ended September 30, 2021, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended September 30, 2021, the Fund experienced net realized gains or losses attributable to foreign currency holdings, which is disclosed on the “Statement of operations.”

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended September 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$—	$150,191

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value

Notes to financial statements
Delaware Healthcare Fund

7. Securities Lending (continued)

of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended September 30, 2021, the Fund had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund is a nondiversified fund that concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for

Notes to financial statements
Delaware Healthcare Fund

8. Credit and Market Risk (continued)

purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2021, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2021, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Delaware Healthcare Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Other Fund information (Unaudited)
Delaware Healthcare Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Healthcare Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Healthcare Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Funds Management Hong Kong Limited (“MFMHK”) and Macquarie Investment Management Global Limited (“MIMGL”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional health/biotechnology funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3- and 10-year periods was in the third quartile of its Performance Universe and the Fund’s total return for the 5-year period was in the second quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the performance attribution included in the Meeting materials, as well as the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most

Other Fund information (Unaudited)
Delaware Healthcare Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Healthcare Fund at a meeting held August 10-12, 2021 (continued)

recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2021, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
Philadelphia, PA

		Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

US equity mutual fund

Delaware Small Cap Growth Fund

September 30, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Small Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from April 1, 2021 to September 30, 2021 (Unaudited)

The Fund seeks long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2021 to September 30, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from April 1, 2021 to September 30, 2021 (Unaudited)

Delaware Small Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/21	9/30/21	Expense Ratio	4/1/21 to 9/30/21*
Actual Fund return†
Class A	$1,000.00	$1,002.80	1.24%	$6.23
Class C	1,000.00	999.40	1.99%	9.97
Class R	1,000.00	1,001.20	1.49%	7.47
Institutional Class	1,000.00	1,003.90	0.99%	4.97
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.85	1.24%	$6.28
Class C	1,000.00	1,015.09	1.99%	10.05
Class R	1,000.00	1,017.60	1.49%	7.54
Institutional Class	1,000.00	1,020.10	0.99%	5.01

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings
Delaware Small Cap Growth Fund	As of September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock ◆	100.27%
Communication Services	5.15%
Consumer Discretionary	15.36%
Consumer Staples	4.30%
Financials	2.91%
Healthcare*	33.90%
Industrials	6.04%
Information Technology*	32.61%
Short-Term Investments	0.07%
Total Value of Securities	100.34%
Liabilities Net of Receivables and Other Assets	(0.34%	)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Healthcare and Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of biotechnology, commercial services, healthcare products, healthcare services, internet, and pharmaceuticals. As of September 30, 2021, such amounts, as percentage of total net assets, were 2.81%, 5.51%, 15.72%, 3.98%, 3.08%, and 2.80%, respectively. The Information Technology sector consisted of commercial services, computers, semiconductors, and software. As of September 30, 2021, such amounts, as percentage of total net assets, were 3.62%, 11.10%, 6.62%, and 11.27%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare and Information Technology sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocations and top 10 equity holdings
Delaware Small Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Progyny	5.51%
Sprout Social Class A	5.12%
Inspire Medical Systems	4.55%
Inari Medical	4.33%
Lattice Semiconductor	4.03%
YETI Holdings	4.02%
Varonis Systems	4.01%
Invitae	3.97%
Rapid7	3.80%
Shift4 Payments Class A	3.61%

4

Schedule of investments
Delaware Small Cap Growth Fund	September 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 100.27% ◆
Communication Services – 5.15%
Bandwidth Class A †	76,469	$6,903,621
Eventbrite Class A †	291,085	5,504,418
		12,408,039
Consumer Discretionary – 15.36%
Dutch Bros Class A †	100	4,332
Lovesac †	98,057	6,480,587
Malibu Boats Class A †	43,202	3,023,276
Planet Fitness Class A †	15,363	1,206,763
Shake Shack Class A †	47,170	3,700,958
TopBuild †	37,205	7,619,956
Wingstop	32,260	5,288,382
YETI Holdings †	113,146	9,695,481
		37,019,735
Consumer Staples – 4.30%
Chefs’ Warehouse †	71,910	2,342,109
Freshpet †	56,224	8,022,602
		10,364,711
Financials – 2.91%
Trupanion †	90,397	7,021,135
		7,021,135
Healthcare – 33.90%
CRISPR Therapeutics †	60,580	6,780,720
Figs Class A †	199,931	7,425,437
Inari Medical †	128,587	10,428,406
Inspire Medical Systems †	47,058	10,958,867
Invitae †	336,968	9,580,000
Pacira BioSciences †	120,429	6,744,024
Progyny †	236,960	13,269,760
Quanterix †	160,122	7,972,474
Repligen †	29,530	8,533,875
		81,693,563
Industrials – 6.04%
AZEK †	202,921	7,412,704
SiteOne Landscape Supply †	35,820	7,145,016
		14,557,720
Information Technology – 32.61%
Everbridge †	57,599	8,699,753
Globant †	28,267	7,943,310

5

Schedule of investments
Delaware Small Cap Growth Fund

	Number of
	shares	Value (US $)
Common Stock ◆ (continued)
Information Technology (continued)
Lattice Semiconductor †	150,080	$9,702,672
MACOM Technology Solutions Holdings †	96,453	6,256,906
nCino †	86,176	6,121,081
Rapid7 †	80,931	9,146,822
Shift4 Payments Class A †	112,395	8,712,860
Sprout Social Class A †	101,165	12,337,072
Varonis Systems †	158,935	9,671,195
		78,591,671
Total Common Stock (cost $207,179,713)		241,656,574

Short-Term Investments – 0.07%
Money Market Mutual Funds – 0.07%
BlackRock FedFund – Institutional Shares (seven-day effective yield
0.03%)	38,051	38,051
Fidelity Investments Money Market Government Portfolio – Class I
(seven-day effective yield 0.01%)	38,051	38,051
GS Financial Square Government Fund – Institutional Shares
(seven-day effective yield 0.03%)	38,051	38,051
Morgan Stanley Government Portfolio – Institutional Share Class
(seven-day effective yield 0.03%)	38,051	38,051
Total Short-Term Investments (cost $152,204)		152,204
Total Value of Securities–100.34%
(cost $207,331,917)		$241,808,778

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

Summary of abbreviations:
GS – Goldman Sachs

See accompanying notes, which are an integral part of the financial statements.

6

Statement of assets and liabilities
Delaware Small Cap Growth Fund	September 30, 2021 (Unaudited)

Assets:
Investments, at value*	$241,808,778
Receivable for fund shares sold	986,256
Dividends receivable	6
Total Assets	242,795,040
Liabilities:
Payable for fund shares redeemed	819,318
Payable for securities purchased	776,944
Investment management fees payable to affiliates	154,967
Other accrued expenses	25,050
Distribution fees payable to affiliates	13,647
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,767
Accounting and administration expenses payable to affiliates	1,065
Legal fees payable to affiliates	504
Trustees’ fees and expenses payable to affiliates	433
Reports and statements to shareholders expenses payable to affiliates	401
Total Liabilities	1,794,096
Total Net Assets	$241,000,944

Net Assets Consist of:
Paid-in capital	$191,319,904
Total distributable earnings (loss)	49,681,040
Total Net Assets	$241,000,944

7

Statement of assets and liabilities
Delaware Small Cap Growth Fund

Net Asset Value

Class A:
Net assets	$26,791,388
Shares of beneficial interest outstanding, unlimited authorization, no par	1,515,667
Net asset value per share	$17.68
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$18.76

Class C:
Net assets	$7,731,311
Shares of beneficial interest outstanding, unlimited authorization, no par	463,819
Net asset value per share	$16.67

Class R:
Net assets	$2,987,267
Shares of beneficial interest outstanding, unlimited authorization, no par	172,647
Net asset value per share	$17.30

Institutional Class:
Net assets	$203,490,978
Shares of beneficial interest outstanding, unlimited authorization, no par	11,328,696
Net asset value per share	$17.96
____________________
*Investments, at cost	$207,331,917

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware Small Cap Growth Fund	Six months ended September 30, 2021 (Unaudited)

Investment Income:
Dividends	$10,598

Expenses:
Management fees	822,760
Distribution expenses — Class A	33,047
Distribution expenses — Class C	38,154
Distribution expenses — Class R	7,515
Dividend disbursing and transfer agent fees and expenses	132,702
Registration fees	39,782
Accounting and administration expenses	37,359
Reports and statements to shareholders expenses	18,070
Audit and tax fees	13,924
Legal fees	4,303
Custodian fees	3,770
Trustees’ fees and expenses	2,924
Other	7,722
1,162,032
Less expenses paid indirectly	(23)
Total operating expenses	1,162,009
Net Investment Loss	(1,151,411)
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(1,451,806)
Net change in unrealized appreciation (depreciation) of investments	2,160,406
Net Realized and Unrealized Gain	708,600
Net Decrease in Net Assets Resulting from Operations	$(442,811)

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets
Delaware Small Cap Growth Fund

	Six months
	ended
	9/30/21	Year ended
	(Unaudited)	3/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,151,411)	$(1,227,221)
Net realized gain (loss)	(1,451,806)	39,881,360
Net change in unrealized appreciation (depreciation)	2,160,406	35,883,085
Net increase (decrease) in net assets resulting from
operations	(442,811)	74,537,224

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(2,519,287)
Class C	—	(557,897)
Class R	—	(394,711)
Institutional Class	—	(15,928,765)
	—	(19,400,660)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,017,706	26,283,347
Class C	2,051,010	7,061,376
Class R	131,765	559,998
Institutional Class	100,036,170	119,191,021

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	—	2,518,531
Class C	—	557,892
Class R	—	394,706
Institutional Class	—	15,668,302
	109,236,651	172,235,173

10

	Six months
	ended
	9/30/21	Year ended
	(Unaudited)	3/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(5,631,284)	$(7,844,758)
Class C	(1,855,583)	(1,399,308)
Class R	(118,624)	(99,388)
Institutional Class	(38,901,019)	(102,183,304)
	(46,506,510)	(111,526,758)
Increase in net assets derived from capital share transactions	62,730,141	60,708,415
Net Increase in Net Assets	62,287,330	115,844,979
Net Assets:
Beginning of period	178,713,614	62,868,635
End of period	$241,000,944	$178,713,614

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended									6/30/16[1]
9/30/21[2]	Year ended								to
(Unaudited)	3/31/21		3/31/20		3/31/19		3/31/18		3/31/17
$17.63	$9.23		$10.39		$11.59		$9.22		$8.50

(0.11)	(0.21)		(0.13)		(0.14)		(0.13)		(0.05)
0.16	11.79		(0.88)		2.33		3.22		1.12
0.05	11.58		(1.01)		2.19		3.09		1.07

—	(3.18)		(0.15)		(3.39)		(0.72)		(0.35)
—	(3.18)		(0.15)		(3.39)		(0.72)		(0.35)

$17.68	$17.63		$9.23		$10.39		$11.59		$9.22

0.28%	128.96%	[5]	(9.93%	)[5]	22.47%	[5]	34.47%	[5]	12.69%	[5]

$26,792	$25,560		$2,053		$2,330		$432		$184
1.24%	1.30%		1.30%		1.30%		1.30%		1.30%
1.24%	1.31%		1.65%		2.68%		3.33%		4.87%
(1.23% )	(1.21%	)	(1.26%	)	(1.19%	)	(1.20%	)	(0.77%	)
(1.23% )	(1.22%	)	(1.61%	)	(2.57%	)	(3.23%	)	(4.34%	)
40%	118%		139%		158%		151%		145%

13

Financial highlights
Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended										6/30/16[1]
9/30/21[2]		Year ended								to
(Unaudited)		3/31/21		3/31/20		3/31/19		3/31/18		3/31/17
$16.68		$8.88		$10.08		$11.43		$9.17		$8.50

(0.17)		(0.32)		(0.20)		(0.21)		(0.20)		(0.11)
0.16		11.30		(0.85)		2.25		3.18		1.13
(0.01)		10.98		(1.05)		2.04		2.98		1.02

—		(3.18)		(0.15)		(3.39)		(0.72)		(0.35)
—		(3.18)		(0.15)		(3.39)		(0.72)		(0.35)

$16.67		$16.68		$8.88		$10.08		$11.43		$9.17

(0.06%	)	127.18%	[5]	(10.64%	)[5]	21.42%	[5]	33.44%	[5]	12.09%	[5]

$7,731		$7,564		$773		$478		$61		$31
1.99%		2.05%		2.05%		2.05%		2.05%		2.05%
1.99%		2.06%		2.40%		3.43%		4.08%		5.62%
(1.98%	)	(1.96%	)	(2.01%	)	(1.94%	)	(1.95%	)	(1.52%	)
(1.98%	)	(1.97%	)	(2.36%	)	(3.32%	)	(3.98%	)	(5.09%	)
40%		118%		139%		158%		151%		145%

15

Financial highlights
Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended									6/30/16[1]
9/30/21[2]	Year ended								to
(Unaudited)	3/31/21		3/31/20		3/31/19		3/31/18		3/31/17
$17.28	$9.10		$10.27		$11.53		$9.20		$8.50

(0.13)	(0.23)		(0.16)		(0.17)		(0.15)		(0.07)
0.15	11.59		(0.86)		2.30		3.20		1.12
0.02	11.36		(1.02)		2.13		3.05		1.05

—	(3.18)		(0.15)		(3.39)		(0.72)		(0.35)
—	(3.18)		(0.15)		(3.39)		(0.72)		(0.35)

$17.30	$17.28		$9.10		$10.27		$11.53		$9.20

0.12%	128.36%	[5]	(10.15%	)[5]	22.05%	[5]	34.10%	[5]	12.57%	[5]

$2,987	$2,975		$1,120		$1,577		$8		$6
1.49%	1.55%		1.55%		1.55%		1.55%		1.55%
1.49%	1.56%		1.90%		2.93%		3.58%		5.12%
(1.48% )	(1.46%	)	(1.51%	)	(1.44%	)	(1.45%	)	(1.02%	)
(1.48% )	(1.47%	)	(1.86%	)	(2.82%	)	(3.48%	)	(4.59%	)
40%	118%		139%		158%		151%		145%

17

Financial highlights
Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended									6/30/16[1]
9/30/21[2]	Year ended								to
(Unaudited)	3/31/21		3/31/20		3/31/19		3/31/18		3/31/17
$17.89	$9.33		$10.47		$11.64		$9.24		$8.50

(0.09)	(0.15)		(0.11)		(0.11)		(0.10)		(0.04)
0.16	11.89		(0.88)		2.33		3.22		1.13
0.07	11.74		(0.99)		2.22		3.12		1.09

—	(3.18)		(0.15)		(3.39)		(0.72)		(0.35)
—	(3.18)		(0.15)		(3.39)		(0.72)		(0.35)

$17.96	$17.89		$9.33		$10.47		$11.64		$9.24

0.39%	129.33%	[5]	(9.66%	)[5]	22.68%	[5]	34.73%	[5]	12.93%	[5]

$203,491	$142,615		$58,923		$8,931		$7,605		$5,621
0.99%	1.05%		1.05%		1.05%		1.05%		1.05%
0.99%	1.06%		1.40%		2.43%		3.08%		4.62%
(0.98% )	(0.96%	)	(1.01%	)	(0.94%	)	(0.95%	)	(0.52%	)
(0.98% )	(0.97%	)	(1.36%	)	(2.32%	)	(2.98%	)	(4.09%	)
40%	118%		139%		158%		151%		145%

19

Notes to financial statements
Delaware Small Cap Growth Fund	September 30, 2021 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 12 series. These financial statements and the related notes pertain to Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2021, and for all open tax years (years ended

20

March 31, 2018–March 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended September 30, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended September 30, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2021, the Fund earned $23 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

21

Notes to financial statements
Delaware Small Cap Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 1.05% of the Fund’s average daily net assets from April 1, 2021 through September 30, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2021, the Fund was charged $5,842 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2021, the Fund was charged $9,278 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of average daily net assets of the

22

Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended September 30, 2021, the Fund was charged $3,955 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2021, DDLP earned $15,636 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2021, DDLP received gross CDSC commissions of $43 and $307 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended September 30, 2021 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews a report related to the Fund’s compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended September 30, 2021, the Fund engaged in Rule 17a-7 securities purchases of $6,763,200. The Fund did not engage in Rule 17a-7 securities sales for the six months ended September 30, 2021.
____________________

*	The aggregate contractual waiver period covering this report is from July 29, 2020 through July 29, 2022.

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Notes to financial statements
Delaware Small Cap Growth Fund

3. Investments

For the six months ended September 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$149,079,128
Sales	86,607,600

At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$207,331,917
Aggregate unrealized appreciation of investments	$41,917,669
Aggregate unrealized depreciation of investments	(7,440,808)
Net unrealized appreciation of investments	$34,476,861

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

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Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2021:

Level 1
Securities
Assets:
Common Stock	$241,656,574
Short-Term Investments	152,204
Total Value of Securities	$241,808,778

During the six months ended September 30, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended September 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	9/30/21	3/31/21
Shares sold:
Class A	386,929	1,533,631
Class C	121,723	411,450
Class R	7,455	30,112
Institutional Class	5,522,788	6,850,080

Shares issued upon reinvestment of dividends and distributions:
Class A	—	157,507
Class C	—	36,776
Class R	—	25,173
Institutional Class	—	966,583
	6,038,895	10,011,312

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Notes to financial statements
Delaware Small Cap Growth Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	9/30/21	3/31/21
Shares redeemed:
Class A	(321,323)	(463,482)
Class C	(111,269)	(81,829)
Class R	(7,023)	(6,145)
Institutional Class	(2,165,819)	(6,162,802)
	(2,605,434)	(6,714,258)
Net increase	3,433,461	3,297,054

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended September 30, 2021 and year ended March 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class C	Class A
	Shares	Shares	Value
Six months ended
9/30/21	69	66	$1,129
Year ended
3/31/21	4,986	4,728	90,835

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of September 30, 2021, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a

26

security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those

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Notes to financial statements
Delaware Small Cap Growth Fund

6. Securities Lending (continued)

circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended September 30, 2021, the Fund had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2021, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the

28

Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2021, that would require recognition or disclosure in the Fund’s financial statements.

29

Other Fund information (Unaudited)
Delaware Small Cap Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

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Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Growth Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Funds Management Hong Kong Limited (“MFMHK”) and Macquarie Investment Management Global Limited (“MIMGL”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund, economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

31

Other Fund information (Unaudited)
Delaware Small Cap Growth Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Growth Fund at a meeting held August 10-12, 2021 (continued)

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional small-cap growth funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year, 3-year, and since inception periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were

32

compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through July 2021 and various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure,

33

Other Fund information (Unaudited)
Delaware Small Cap Growth Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Small Cap Growth Fund at a meeting held August 10-12, 2021 (continued)

approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2021, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

34

About the organization

Board of trustees

Shawn K. Lytle
President and Chief Executive Officer Delaware Funds by Macquarie® Philadelphia, PA

Jerome D. Abernathy
Managing Member, Stonebrook Capital Management, LLC Jersey City, NJ

Thomas L. Bennett
Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA

Ann D. Borowiec
Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY

Joseph W. Chow
Former Executive Vice President State Street Corporation Boston, MA

John A. Fry
President Drexel University Philadelphia, PA

		Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA
This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

35

Semiannual report

US equity mutual fund

Delaware Smid Cap Growth Fund

September 30, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Smid Cap Growth Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of September 30, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from April 1, 2021 to September 30, 2021 (Unaudited)

The Fund seeks long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2021 to September 30, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from April 1, 2021 to September 30, 2021 (Unaudited)

Delaware Smid Cap Growth Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	4/1/21	9/30/21	Expense Ratio	4/1/21 to 9/30/21*
Actual Fund return†
Class A	$1,000.00	$972.80	1.03%	$5.09
Class C	1,000.00	969.10	1.78%	8.79
Class R	1,000.00	971.50	1.28%	6.33
Institutional Class	1,000.00	974.10	0.78%	3.86
Class R6	1,000.00	974.50	0.71%	3.51
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.90	1.03%	$5.22
Class C	1,000.00	1,016.14	1.78%	9.00
Class R	1,000.00	1,018.65	1.28%	6.48
Institutional Class	1,000.00	1,021.16	0.78%	3.95
Class R6	1,000.00	1,021.51	0.71%	3.60

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings
Delaware Smid Cap Growth Fund	As of September 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock◆	100.30%
Communication Services	3.44%
Consumer Discretionary	14.77%
Financials	0.30%
Healthcare*	32.74%
Industrials	11.71%
Information Technology*	37.34%
Total Value of Securities	100.30%
Liabilities Net of Receivables and Other Assets	(0.30%	)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s Prospectus and Statement of Additional Information, the Healthcare and Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Healthcare sector consisted of biotechnology, commercial services, healthcare products, healthcare services, internet, and pharmaceuticals. As of September 30, 2021, such amounts, as percentage of total net assets, were 6.53%, 5.99%, 11.15%, 4.03%, 1.47%, and 3.57%, respectively. The Information Technology sector consisted of advertising, commercial services, computers, internet, semiconductors, software, and telecommunications. As of September 30, 2021, such amounts, as percentage of total net assets, were 3.38%, 3.38%, 2.84%, 2.91%, 7.69%, 14.39%, and 2.75%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentages in the Healthcare and Information Technology sector for financial reporting purposes may exceed 25%.

3

Security type / sector allocations and top 10 equity holdings
Delaware Smid Cap Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Progyny	5.99%
Bill.com Holdings	5.28%
YETI Holdings	4.57%
Inari Medical	4.39%
SiteOne Landscape Supply	4.12%
Invitae	4.03%
Lyft Class A	3.99%
TopBuild	3.83%
Exact Sciences	3.78%
Trex	3.60%

4

Schedule of investments
Delaware Small Cap Growth Fund	September 30, 2021 (Unaudited)

	Number of
	shares	Value (US $)
Common Stock – 100.30%◆
Communication Services – 3.44%
Match Group †	1,030,288	$161,744,913
		161,744,913
Consumer Discretionary – 14.77%
Chewy Class A †	1,669,061	113,679,745
Etsy †	659,108	137,068,100
TopBuild †	877,706	179,762,966
Ulta Beauty †	135,015	48,729,614
YETI Holdings †	2,508,637	214,965,104
		694,205,529
Financials – 0.30%
Trupanion †	183,034	14,216,251
		14,216,251
Healthcare – 32.74%
Exact Sciences †	1,863,097	177,832,609
Figs Class A †	1,860,100	69,084,114
Guardant Health †	1,032,194	129,034,572
Inari Medical †	2,541,068	206,080,615
Inspire Medical Systems †	529,482	123,305,768
Invitae †	6,659,478	189,328,959
Novocure †	660,764	76,760,954
Pacira BioSciences †	2,993,384	167,629,504
Progyny †	5,029,090	281,629,040
Quanterix †	2,367,359	117,870,804
		1,538,556,939
Industrials – 11.71%
Lyft Class A †	3,500,309	187,581,559
SiteOne Landscape Supply †	970,208	193,527,390
Trex †	1,657,590	168,958,149
		550,067,098
Information Technology – 37.34%
Arista Networks †	376,687	129,444,721
Avalara †	959,523	167,695,835
Bill.com Holdings †	930,355	248,358,267
EPAM Systems †	233,957	133,467,789
Everbridge †	1,041,934	157,373,711
HubSpot †	2,085	1,409,648
Lattice Semiconductor †	2,202,685	142,403,585
Marvell Technology	1,735,182	104,648,827
Monolithic Power Systems	235,859	114,316,140

5

Schedule of investments
Delaware Smid Cap Growth Fund

	Number of
	shares	Value (US $)
Common Stock◆ (continued)
Information Technology (continued)
Okta †	576,829	$136,904,595
Shift4 Payments Class A †	2,048,893	158,830,185
Sprout Social Class A †	832,288	101,497,522
Trade Desk Class A †	2,255,738	158,578,381
		1,754,929,206
Total Common Stock (cost $3,631,714,180)		4,713,719,936
Total Value of Securities–100.30%
(cost $3,631,714,180)		$4,713,719,936

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

6

Statement of assets and liabilities
Delaware Small Cap Growth Fund	September 30, 2021 (Unaudited)

Assets:
Investments, at value*	$4,713,719,936
Receivable for securities sold	17,319,411
Receivable for fund shares sold	11,102,609
Dividends receivable	141,530
Total Assets	4,742,283,486
Liabilities:
Due to custodian	2,298,217
Payable for fund shares redeemed	18,191,995
Payable for securities purchased	17,569,522
Investment management fees payable to affiliates	2,612,416
Other accrued expenses	1,225,846
Distribution fees payable to affiliates	511,897
Dividend disbursing and transfer agent fees and expenses payable to affiliates	34,883
Accounting and administration expenses payable to affiliates	14,866
Legal fees payable to affiliates	10,174
Trustees’ fees and expenses payable to affiliates	8,731
Reports and statements to shareholders expenses payable to affiliates	7,822
Total Liabilities	42,486,369
Total Net Assets	$4,699,797,117

Net Assets Consist of:
Paid-in capital	$2,770,948,269
Total distributable earnings (loss)	1,928,848,848
Total Net Assets	$4,699,797,117

7

Statement of assets and liabilities
Delaware Smid Cap Growth Fund

Net Asset Value

Class A:
Net assets	$1,646,680,995
Shares of beneficial interest outstanding, unlimited authorization, no par	39,305,265
Net asset value per share	$41.89
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$44.45

Class C:
Net assets	$167,538,577
Shares of beneficial interest outstanding, unlimited authorization, no par	11,600,205
Net asset value per share	$14.44

Class R:
Net assets	$20,978,606
Shares of beneficial interest outstanding, unlimited authorization, no par	564,176
Net asset value per share	$37.18

Institutional Class:
Net assets	$2,711,001,192
Shares of beneficial interest outstanding, unlimited authorization, no par	44,260,948
Net asset value per share	$61.25

Class R6:
Net assets	$153,597,747
Shares of beneficial interest outstanding, unlimited authorization, no par	2,498,920
Net asset value per share	$61.47
____________________
* Investments, at cost	$3,631,714,180

See accompanying notes, which are an integral part of the financial statements.

8

Statement of operations
Delaware Smid Cap Growth Fund	Six months ended September 30, 2021 (Unaudited)

Investment Income:
Dividends	$725,667

Expenses:
Management fees	16,060,534
Distribution expenses — Class A	2,171,257
Distribution expenses — Class C	871,458
Distribution expenses — Class R	51,978
Dividend disbursing and transfer agent fees and expenses	2,266,236
Accounting and administration expenses	426,474
Reports and statements to shareholders expenses	200,279
Registration fees	150,455
Legal fees	134,638
Custodian fees	96,702
Trustees’ fees and expenses	69,867
Audit and tax fees	18,324
Other	57,761
22,575,963
Less expenses paid indirectly	(434)
Total operating expenses	22,575,529
Net Investment Loss	(21,849,862)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	402,701,749
Net change in unrealized appreciation (depreciation) of investments	(520,257,388)
Net Realized and Unrealized Loss	(117,555,639)
Net Decrease in Net Assets Resulting from Operations	$(139,405,501)

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets
Delaware Smid Cap Growth Fund

	Six months
	ended
	9/30/21	Year ended
	(Unaudited)	3/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(21,849,862)	$(32,963,421)
Net realized gain	402,701,749	818,640,121
Net change in unrealized appreciation (depreciation)	(520,257,388)	1,365,811,869
Net increase (decrease) in net assets resulting from
operations	(139,405,501)	2,151,488,569

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	—	(133,621,441)
Class C	—	(31,560,195)
Class R	—	(1,665,932)
Institutional Class	—	(142,466,698)
Class R6	—	(6,835,014)
	—	(316,149,280)

Capital Share Transactions:
Proceeds from shares sold:
Class A	74,676,154	330,425,505
Class C	19,239,730	78,968,559
Class R	6,447,775	8,619,305
Institutional Class	570,111,135	1,936,048,733
Class R6	49,384,677	126,363,906

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	—	130,025,509
Class C	—	31,203,476
Class R	—	1,663,251
Institutional Class	—	129,783,966
Class R6	—	6,734,029
	719,859,471	2,779,836,239

10

	Six months
	ended
	9/30/21	Year ended
	(Unaudited)	3/31/21
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(154,867,182)	$(271,575,591)
Class C	(19,512,832)	(47,030,331)
Class R	(3,605,095)	(8,060,187)
Institutional Class	(736,918,950)	(784,803,669)
Class R6	(35,948,204)	(35,297,251)
	(950,852,263)	(1,146,767,029)
Increase (decrease) in net assets derived from capital share
transactions	(230,992,792)	1,633,069,210
Net Increase (Decrease) in Net Assets	(370,398,293)	3,468,408,499

Net Assets:
Beginning of period	5,070,195,410	1,601,786,911
End of period	$4,699,797,117	$5,070,195,410

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights
Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$43.06	$21.93	$23.85	$22.83	$17.59	$27.04

(0.22)	(0.38)	(0.26)	(0.20)	(0.20)	(0.14)
(0.95)	25.13	(0.58)	4.35	5.74	(0.08)
(1.17)	24.75	(0.84)	4.15	5.54	(0.22)

—	(3.62)	(1.08)	(3.13)	(0.30)	(9.23)
—	(3.62)	(1.08)	(3.13)	(0.30)	(9.23)

$41.89	$43.06	$21.93	$23.85	$22.83	$17.59

(2.72% )	113.53%	(3.96% )	19.68%	31.68%	1.13%

$1,646,681	$1,773,669	$805,989	$901,171	$776,647	$653,453
1.03%	1.05%	1.10%	1.12%	1.17%	1.21%
(1.00% )	(1.01% )	(1.04% )	(0.82% )	(1.00% )	(0.60% )
42%	79%	113%	96%	101%	159%

13

Financial highlights
Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$14.90	$8.81	$10.26	$11.55	$9.09	$18.76

(0.13)	(0.25)	(0.19)	(0.18)	(0.18)	(0.20)
(0.33)	9.96	(0.18)	2.02	2.94	(0.24)
(0.46)	9.71	(0.37)	1.84	2.76	(0.44)

—	(3.62)	(1.08)	(3.13)	(0.30)	(9.23)
—	(3.62)	(1.08)	(3.13)	(0.30)	(9.23)

$14.44	$14.90	$8.81	$10.26	$11.55	$9.09

(3.09% )	111.78%	(4.63% )	18.83%	30.71%	0.30%

$167,538	$173,533	$63,090	$56,065	$46,508	$49,266
1.78%	1.80%	1.85%	1.87%	1.92%	1.96%
(1.75% )	(1.76% )	(1.79% )	(1.57% )	(1.75% )	(1.35% )
42%	79%	113%	96%	101%	159%

15

Financial highlights
Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$38.27	$19.74	$21.62	$21.01	$16.25	$25.77

(0.24)	(0.43)	(0.29)	(0.24)	(0.23)	(0.19)
(0.85)	22.58	(0.51)	3.98	5.29	(0.10)
(1.09)	22.15	(0.80)	3.74	5.06	(0.29)

—	(3.62)	(1.08)	(3.13)	(0.30)	(9.23)
—	(3.62)	(1.08)	(3.13)	(0.30)	(9.23)

$37.18	$38.27	$19.74	$21.62	$21.01	$16.25

(2.85% )	112.94%	(4.18% )	19.42%	31.34%	0.87%

$20,979	$18,905	$8,477	$14,143	$13,068	$16,731
1.28%	1.30%	1.35%	1.37%	1.42%	1.46%
(1.25% )	(1.26% )	(1.29% )	(1.07% )	(1.25% )	(0.85% )
42%	79%	113%	96%	101%	159%

17

Financial highlights
Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended
9/30/21[1]	Year ended
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$62.88	$31.14	$ 33.35	$ 30.69	$ 23.50	$ 32.83

(0.24)	(0.43)	(0.28)	(0.19)	(0.20)	(0.11)
(1.39)	35.79	(0.85)	5.98	7.69	0.02
(1.63)	35.36	(1.13)	5.79	7.49	(0.09)

—	—	—	—	—	(0.01)
—	(3.62)	(1.08)	(3.13)	(0.30)	(9.23)
—	(3.62)	(1.08)	(3.13)	(0.30)	(9.24)

$61.25	$62.88	$31.14	$33.35	$30.69	$23.50

(2.59% )	114.04%	(3.70% )	19.99%	32.01%	1.33%

$2,711,001	$2,959,703	$706,785	$585,344	$231,474	$226,724
0.78%	0.80%	0.85%	0.87%	0.92%	0.96%
(0.75% )	(0.76% )	(0.79% )	(0.57% )	(0.75% )	(0.35% )
42%	79%	113%	96%	101%	159%

19

Financial highlights
Delaware Smid Cap Growth Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of net investment loss to average net assets
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

20

Six months ended					5/2/16[1]
9/30/21[2]	Year ended				to
(Unaudited)	3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$63.08	$31.21	$33.40	$30.71	$23.50	$33.01

(0.21)	(0.41)	(0.25)	(0.16)	(0.19)	(0.05)
(1.40)	35.90	(0.86)	5.98	7.70	(0.19)
(1.61)	35.49	(1.11)	5.82	7.51	(0.24)

—	—	—	—	—	(0.04)
—	(3.62)	(1.08)	(3.13)	(0.30)	(9.23)
—	(3.62)	(1.08)	(3.13)	(0.30)	(9.27)

$61.47	$63.08	$31.21	$33.40	$30.71	$23.50

(2.55% )	114.20%	(3.63% )	20.08%	32.10%	0.88%

$153,598	$144,385	$17,446	$9,005	$1,186	$2
0.71%	0.73%	0.77%	0.80%	0.84%	0.84%
(0.68% )	(0.69% )	(0.71% )	(0.50% )	(0.67% )	(0.21% )
42%	79%	113%	96%	101%	159%[6]

21

Notes to financial statements
Delaware Smid Cap Growth Fund	September 30, 2021 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers 12 series. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; and for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed

22

the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended September 30, 2021, and for all open tax years (years ended March 31, 2018–March 31, 2021), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended September 30, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended September 30, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended September 30, 2021, the Fund earned $434 under this arrangement.

23

Notes to financial statements
Delaware Smid Cap Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (together, the “Affiliated Sub-Advisors”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended September 30, 2021, the Fund was charged $89,625 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended September 30, 2021, the Fund was charged $212,093 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of average daily net assets representing shares that were acquired

24

on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based on formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended September 30, 2021, the Fund was charged $89,835 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended September 30, 2021, DDLP earned $85,446 for commissions on sales of the Fund’s Class A shares. For the six months ended September 30, 2021, DDLP received gross CDSC commissions of $1,391 and $19,955 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

Cross trades for the six months ended September 30, 2021 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews a report related to the Fund’s compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended September 30, 2021, the Fund engaged in Rule 17a-7 securities sales of $22,674,900 which resulted in realized gain of $4,202,317. The Fund did not engage in Rule 17a-7 securities purchases for the six months ended September 30, 2021.

25

Notes to financial statements
Delaware Smid Cap Growth Fund

3. Investments

For the six months ended September 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$2,117,885,028
Sales	2,359,516,118

At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At September 30, 2021, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$3,631,714,180
Aggregate unrealized appreciation of investments	$1,213,524,979
Aggregate unrealized depreciation of investments	(131,519,223)
Net unrealized appreciation of investments	$1,082,005,756

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

26

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of September 30, 2021:

Level 1
Securities
Assets:
Common Stock	$4,713,719,936

During the six months ended September 30, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended September 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	9/30/21	3/31/21
Shares sold:
Class A	1,735,843	8,355,267
Class C	1,290,017	5,475,039
Class R	164,469	253,118
Institutional Class	9,077,098	36,304,882
Class R6	782,198	2,202,150
Shares issued upon reinvestment of dividends and distributions:
Class A	—	3,140,713
Class C	—	2,172,944
Class R	—	45,172
Institutional Class	—	2,148,741
Class R6	—	111,178
	13,049,625	60,209,204

27

Notes to financial statements
Delaware Smid Cap Growth Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	9/30/21	3/31/21
Shares redeemed:
Class A	(3,619,274)	(7,053,999)
Class C	(1,335,541)	(3,167,099)
Class R	(94,304)	(233,779)
Institutional Class	(11,886,333)	(14,080,379)
Class R6	(572,318)	(583,289)
	(17,507,770)	(25,118,545)
Net increase (decrease)	(4,458,145)	35,090,659

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended September 30, 2021 and year ended March 31, 2021, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
			Institutional		Institutional
	Class A	Class C	Class	Class A	Class	Class R6
	Shares	Shares	Shares	Shares	Shares	Shares	Value
Six months ended
9/30/21	74,383	43,053	30	8,004	55,644	—	$3,891,935
Year ended
3/31/21	489,160	159,265	3,659	41,493	96,218	261,800	21,929,292

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of September 30, 2021, or at any time during the period then ended.

28

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

29

Notes to financial statements
Delaware Smid Cap Growth Fund

6. Securities Lending (continued)

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended September 30, 2021, the Fund had no securities out on loan.

7. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund invests in growth stocks (such as those in the technology sector), which reflect projections of future earnings and revenue. These prices may rise or fall dramatically depending on whether those projections are met. These companies’ stock prices may be more volatile, particularly over the short term.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended September 30, 2021. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale

30

pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of September 30, 2021, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

On November 1, 2021, the Fund, along with the other Participants, entered into an amendment to the agreement for a $355,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.15%, with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the agreement expires on October 31, 2022.

Management has determined that no other material events or transactions occurred subsequent to September 30, 2021, that would require recognition or disclosure in the Fund’s financial statements.

31

Other Fund information (Unaudited)
Delaware Smid Cap Growth Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

32

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Smid Cap Growth Fund at a meeting held August 10-12, 2021

At a meeting held on August 10-12, 2021 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory and Sub-Advisory Agreements for Delaware Smid Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Funds Management Hong Kong Limited (“MFMHK”) and Macquarie Investment Management Global Limited (“MIMGL”) (the “Sub-Advisers”), included materials provided by DMC and its affiliates (collectively, “Macquarie Asset Management”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2021, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, as applicable, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds by Macquarie® (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The

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Other Fund information (Unaudited)
Delaware Smid Cap Growth Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Smid Cap Growth Fund at a meeting held August 10-12, 2021 (continued)

Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by each Sub-Adviser to the Fund. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of Sub-Adviser personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Sub-Advisers and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by the Sub-Advisers.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the Fund’s investment performance in comparison to a group of similar funds (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended December 31, 2020. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Broadridge. The Broadridge comparison showed that the Fund’s total return for the 1-, 3-, 5-, and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were

34

compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group and, for comparative consistency, included 12b-1 and non-12b-1 service fees. The Board’s objective is for each Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting, fund accounting oversight and custody services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by each of the Sub-Advisers in relation to the services being provided to the Fund and in relation to each Sub-Adviser’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by the Sub-Advisers in connection with their relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure,

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Other Fund information (Unaudited)
Delaware Smid Cap Growth Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Smid Cap Growth Fund at a meeting held August 10-12, 2021 (continued)

approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, as of March 31, 2021, the Fund’s net assets exceeded the final breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by DMC and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

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About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds
by Macquarie®
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
Philadelphia, PA

	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	December 3, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2021